Share-based Compensation - LTIP Treasury Shares held by Trustee (Details) - LTIP - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation
Share-based compensation expense	$ 12,779,000	$ 18,540,000	$ 30,416,000
Ordinary Shares Held by Trustee - Number of treasury shares
As at beginning of period	16,717,458	17,612,685
Purchased		10,259,133
Vested	(4,134,157)	(11,154,360)
As at end of period	12,583,301	16,717,458	17,612,685
Ordinary Shares Held by Trustee - Cost
As at beginning of period	$ 60,924,000	$ 66,987,000
Purchased		36,064,000
Vested	(15,442,000)	(42,127,000)
As at end of period	45,482,000	60,924,000	$ 66,987,000
Awarded Shares
Share-based Compensation
Share-based compensation expense	3,760,000
Ordinary Shares Held by Trustee - Cost
Awards forfeited	$ 6,085,000	$ 12,632,000